As filed with the Securities and Exchange Commission on or about August 3, 2001

                                         Securities Act Registration No. 33-7604
                                Investment Company Act Registration No. 811-4769


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
         Pre-Effective Amendment No.                                     [ ]
                                     ------

         Post-Effective Amendment No.    24                              [X]
                                      ------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
         Amendment No.   25                                              [X]
                       -----
                        (Check appropriate box or boxes)

                        STRONG MUNICIPAL BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
       Menomonee Falls, Wisconsin                                        53051
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400
                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

                  [X] immediately upon filing pursuant to paragraph (b) of Rule 485
                  [ ] on (date) pursuant to paragraph (b) of Rule 485
                  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
                  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
                  [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
                  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

                  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 3rd day of August, 2001.

                                STRONG MUNICIPAL BOND FUND, INC.
                                (Registrant)

                                BY: /S/ ELIZABETH N. COHERNOUR
                                ------------------------------------------------
                                    Elizabeth N. Cohernour, Vice President
                                    and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

        NAME                                                  TITLE                                   DATED
                                                                                                      AS OF


                                                Chairman of the Board (Principal Executive
/S/ RICHARD S. STRONG                           Officer) and a Director                          August 3, 2001
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/S/ JOHN W. WIDMER                              Accounting Officer)                              August 3, 2001
-----------------------------------------------
John W. Widmer


                                                Director                                         August 3, 2001
-----------------------------------------------
Marvin E. Nevins*


                                                Director                                         August 3, 2001
-----------------------------------------------
Willie D. Davis*


                                                Director                                         August 3, 2001
-----------------------------------------------
William F. Vogt*


                                                Director                                         August 3, 2001
-----------------------------------------------
Stanley Kritzik*


                                                Director                                         August 3, 2001
-----------------------------------------------
Neal Malicky*



* Elizabeth N. Cohernour signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A.

                                      BY: /S/ ELIZABETH N. COHERNOUR
                                      ------------------------------------------
                                           Elizabeth N. Cohernour

                                  EXHIBIT INDEX

                                                                                                    EDGAR
EXHIBIT NO.                          EXHIBIT                                                      EXHIBIT NO.
-----------                          -------                                                     -----------

(d)               Amended and Restated Investment Advisory Agreement                               EX-99.d
(m)               Amended and Restated Rule 12b-1 Distribution Plan                                EX-99.m
(n)               Amended and Restated Rule 18f-3 Multiple Class Plan                              EX-99.n
